Note 2 - Securities (Detail) - Amortized Cost and Estimated Fair Value of Held-to-Maturity Securities (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Amortized Cost	$ 23,511	$ 22,848
Gross Unrecognized Gains	1,178	558
Gross Unrecognized Losses	(65)	(559)
Estimated Fair Value	24,624	22,847
US States and Political Subdivisions Debt Securities [Member]
Amortized Cost	23,494	22,825
Gross Unrecognized Gains	1,178	558
Gross Unrecognized Losses	(65)	(559)
Estimated Fair Value	24,607	22,824
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Amortized Cost	17	23
Estimated Fair Value	$ 17	$ 23